ACCOUNTS RECEIVABLE (Tables)	12 Months Ended
Dec. 31, 2021
Receivables [Abstract]
SCHEDULE OF ACCOUNTS RECEIVABLES - RELATED PARTY
	As of December 31,
	2021	2020
Accounts receivable	$-	$172,757
Allowance for doubtful accounts	-	-
Total	$-	$172,757